CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Current assets
Cash and cash equivalents	₨ 5,779	$ 70	₨ 14,852
Other investments	56,018	682	29,513
Trade and other receivables	72,485	882	66,764
Inventories	48,670	592	50,884
Derivative financial instruments	1,232	15	1,906
Tax assets	2,687	33	4,035
Other current assets	20,069	244	13,902
Total current assets	206,940	2,518	181,856
Non-current assets
Property, plant and equipment	66,462	809	62,169
Goodwill	4,245	52	4,418
Other intangible assets	30,849	375	27,246
Trade and other receivables	0	0	54
Investment in equity accounted investees	4,702	57	4,318
Other investments	660	8	3,668
Deferred tax assets	7,196	88	8,204
Other non-current assets	800	10	894
Total non-current assets	114,914	1,398	110,971
Total assets	321,854	3,916	292,827
Current liabilities
Trade and other payables	26,444	322	25,572
Short-term borrowings	7,390	90	27,082
Long-term borrowings, current portion	4,804	58	1,017
Provisions	5,454	66	4,258
Tax liabilities	2,144	26	1,615
Derivative financial instruments	137	2	479
Other current liabilities	39,472	480	33,992
Total current liabilities	85,845	1,044	94,015
Non-current liabilities
Long-term borrowings	1,278	16	5,746
Deferred tax liabilities	833	10	60
Provisions	59	1	57
Other non-current liabilities	2,848	35	2,422
Total non-current liabilities	5,018	61	8,285
Total liabilities	90,863	1,106	102,300
Equity
Share capital	833	10	832
Treasury shares	(1,269)	(15)	(1,601)
Share premium	9,688	118	9,280
Share-based payment reserve	1,652	20	1,628
Capital redemption reserve	173	2	173
Debenture redemption reserve	380	5
Special economic zone re-investment reserve	886	11	755
Retained earnings	215,593	2,623	175,712
Other components of equity	3,055	37	3,444
Total equity	230,991	2,810	190,527
Total liabilities and equity	₨ 321,854	$ 3,916	₨ 292,827